NORTHERN LIGHTS FUND TRUST II

Securities and Exchange Commission	April 1, 2026

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust II –     North Star Micro Cap Fund,

North Star Dividend Fund

North Star Opportunity Fund

North Star Bond Fund

North Star Small Cap Value Fund

Post Effective Amendment No. 614 to the Registration Statement on Form N-1A

(File No. 333-174926, CIK No. 0001518042)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust III (the “Trust”), on behalf of the North Star Micro Cap Fund, the North Star Dividend Fund, the North Star Opportunity Fund, the North Star Bond Fund, and the North Star Small Cap Value Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 614 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on March 27, 2026 SEC Accession No. 0001580642-26-002065).

Questions related to this filing should be directed to David J. Baum of Vedder Price P.C. at (202) 312-3375.

Very truly yours,

/s/Kent Barnes

Kent Barnes

Secretary

cc: David J. Baum, Esq.